GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 72.0%
Agriculture  — 5.0%
25,500 Archer-Daniels-Midland Co.(a) ........ $ 1,601,655
12,100 Bunge Global SA .................. 1,240,492
38,500 Corteva Inc.(a) ................... 2,220,295
39,090 Nutrien Ltd.(a) ................... 2,122,978
7,185,420
Energy and Energy Services  — 17.9%
7,300 APA Corp. ...................... 250,974
15,400 Baker Hughes Co. ................. 515,900
23,000 BP plc, ADR(a) ................... 866,640
16,115 Chevron Corp.(a) ................. 2,541,980
10,100 ConocoPhillips(a) ................. 1,285,528
12,589 Coterra Energy Inc. ................ 350,981
13,000 Devon Energy Corp. ............... 652,340
3,200 Diamondback Energy Inc. ........... 634,144
29,300 Eni SpA ........................ 463,028
9,200 EOG Resources Inc.(a) ............. 1,176,128
9,000 EQT Corp. ...................... 333,630
36,300 Exxon Mobil Corp.(a) .............. 4,219,512
16,200 Halliburton Co.(a) ................. 638,604
2,500 Hess Corp. ...................... 381,600
36,200 Kinder Morgan Inc.(a) .............. 663,908
10,700 Marathon Oil Corp. ................ 303,238
2,400 Marathon Petroleum Cor p.(a) ......... 483,600
6,100 Occidental Petroleum Corp.(a) ........ 396,439
11,500 ONEOK Inc. ..................... 921,955
4,100 Phillips 66 ...................... 669,694
3,500 Pioneer Natural Resources Co.(a) ...... 918,750
23,000 Schlumberger NV(a) ............... 1,260,630
30,200 Shell plc, ADR(a) ................. 2,024,608
10,300 Suncor Energy Inc. ................ 380,173
18,000 The Williams Companies Inc.(a) ....... 701,460
21,200 TotalEnergies SE, ADR .............. 1,459,196
5,800 Valero Energy Corp.(a) ............. 990,002
25,484,642
Equipment and Supplies  — 0.6%
9,000 The Toro Co. ..................... 824,670
Food and Beverage  — 1.3%
25,000 Mowi ASA ...................... 458,136
25,000 Tyson Foods Inc., Cl. A(a) ........... 1,468,250
1,926,386
Health Care  — 3.4%
60,000 Bayer AG ....................... 1,840,302
27,000 Elanco Animal Health Inc.† ........... 439,560
14,800 Zoetis Inc.(a) .................... 2,504,308
4,784,170
Machinery  — 3.1%
4,000 AGCO Corp. ..................... 492,080
Shares
Market
Value
94,700 CNH Industrial NV ................. $ 1,227,312
6,400 Deere & Co.(a) ................... 2,628,736
4,348,128
Metals and Mining  — 38.0%
47,118 Agnico Eagle Mines Ltd.(a) .......... 2,810,589
172,500 Alamos Gold Inc., Cl. A(a) ........... 2,544,375
51,500 Artemis Gold Inc.† ................ 308,722
49,000 Aya Gold & Silver Inc.† ............. 421,793
260,000 B2Gold Corp. .................... 678,600
172,394 Barrick Gold Corp.(a) .............. 2,868,636
346,315 Bellevue Gold Ltd.† ................ 425,400
47,500 BHP Group Ltd., ADR(a) ............ 2,740,275
558,738 De Grey Mining Ltd.† .............. 460,589
125,000 Dundee Precious Metals Inc. ......... 950,500
144,000 Eldorado Gold Corp.† .............. 2,026,080
96,685 Endeavour Mining plc .............. 1,964,321
571,853 Evolution Mining Ltd. .............. 1,334,080
26,500 Franco-Nevada Corp.(a) ............. 3,157,740
79,500 Freeport-McMoRan Inc.(a) ........... 3,738,090
82,000 Glencore plc ..................... 450,519
43,000 Gold Fields Ltd., ADR .............. 683,270
191,500 K92 Mining Inc.† ................. 890,665
132,500 Karora Resources Inc.† ............. 496,918
354,300 Kinross Gold Corp.(a) .............. 2,171,859
65,500 Lundin Gold Inc. .................. 920,689
36,500 MAG Silver Corp.† ................ 386,170
121,200 Newmont Corp.(a) ................ 4,343,808
410,505 Northern Star Resources Ltd. ......... 3,870,806
165,600 OceanaGold Corp. ................. 374,099
103,900 Osisko Gold Royalties Ltd.(a) ......... 1,706,038
226,100 Osisko Mining Inc.† ............... 464,035
17,600 Pan American Silver Corp. ........... 265,408
920,671 Perseus Mining Ltd. ............... 1,289,904
40,500 Rio Tinto plc, ADR(a) .............. 2,581,470
14,800 Royal Gold Inc. ................... 1,802,788
56,400 Victoria Gold Corp.† ............... 275,640
102,700 Wesdome Gold Mines Ltd.† .......... 765,009
198,783 Westgold Resources Ltd. ............ 339,387
73,750 Wheaton Precious Metals Corp.(a) ..... 3,475,837
53,984,109
Specialty Chemicals  — 2.7%
15,355 CF Industries Holdings Inc. .......... 1,277,690
14,000 Darling Ingredients Inc.† ............ 651,140
12,000 FMC Corp. ...................... 764,400
25,500 The Mosaic Co. ................... 827,730
8,900 Yara International ASA .............. 281,104
3,802,064
TOTAL COMMON STOCKS ......... 102,339,589

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 0.7%
Metals and Mining  — 0.7%
$ 750,000 Allied Gold Corp.,
8.750%, 09/07/28(b) ............. $ 750,000
200,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 197,940
947,940
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 947,940
CORPORATE BONDS  — 4.3%
Energy and Energy Services  — 0.0%
80,000 Devon Energy Corp.,
4.500%, 01/15/30 ............... 77,136
Metals and Mining  — 4.3%
750,000 AngloGold Ashanti Holdings plc,
3.750%, 10/01/30 ............... 656,241
750,000 Freeport-McMoRan Inc.,
4.125%, 03/01/28 ............... 718,037
675,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 676,670
500,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 459,402
1,300,000 Kinross Gold Corp.,
6.250%, 07/15/33(b) ............. 1,350,464
500,000 New Gold Inc.,
7.500%, 07/15/27(b) ............. 501,638
1,750,000 Northern Star Resources Ltd.,
6.125%, 04/11/33(b) ............. 1,759,157
6,121,609
TOTAL CORPORATE BONDS ........ 6,198,745
U.S. GOVERNMENT OBLIGATIONS  — 23.0%
33,025,000 U.S. Treasury Bills,
5.235% to 5.321%††, 04/18/24 to
09/12/24(c) .................... 32,707,514
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $156,079,549) ............. $ 142,193,788
(a) Securities, or a portion thereof, with a value of $45,292,869 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At March 31, 2024, $10,500,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 80.6% $ 114,643,945
Europe .............................. 10.0 14,272,878
Asia/Pacific ......................... 8.9 12,593,695
South Africa ......................... 0.5 683,270
Total Investments — Long Positions 100.0% $ 142,193,788
Short Positions
North America ...................... (3.3) % $ (4,603,251)
Europe .............................. (0.0) ** (34,958)
Asia/Pacific ......................... (0.0) ** (4,024)
Total Investments — Short Positions (3.3)% $ (4,642,233)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
As of March 31, 2024, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (3.2)%
AGCO Corp. Pershing LLC 20 USD 246,040 USD 130.00 04/19/24 $ 1,739
AGCO Corp. Pershing LLC 20 USD 246,040 USD 125.00 06/21/24 14,401
Agnico Eagle Mines Ltd. Pershing LLC 112 USD 668,080 USD 57.50 04/19/24 33,352
Agnico Eagle Mines Ltd. Pershing LLC 156 USD 930,540 USD 55.00 05/17/24 92,217
Alamos Gold Inc., Cl. A Pershing LLC 475 USD 700,625 USD 14.50 04/19/24 30,432
Alamos Gold Inc., Cl. A Pershing LLC 446 USD 657,850 USD 14.00 07/19/24 77,576
Alamos Gold Inc., Cl. A Pershing LLC 575 USD 848,125 USD 12.50 08/16/24 167,373
Archer-Daniels-Midland Co. Pershing LLC 85 USD 533,885 USD 80.00 04/19/24 35
Archer-Daniels-Midland Co. Pershing LLC 85 USD 533,885 USD 61.50 05/17/24 25,480
B2Gold Corp. Pershing LLC 800 USD 208,800 USD 4.00 07/19/24 2,993
Baker Hughes Co. Pershing LLC 43 USD 144,050 USD 40.00 04/19/24 4
Baker Hughes Co. Pershing LLC 55 USD 184,250 USD 34.00 05/17/24 6,394
Baker Hughes Co. Pershing LLC 56 USD 187,600 USD 33.00 06/21/24 11,502
Barrick Gold Corp. Pershing LLC 287 USD 477,568 USD 16.00 05/17/24 34,041
Barrick Gold Corp. Pershing LLC 557 USD 926,848 USD 16.50 06/21/24 60,950
Barrick Gold Corp. Pershing LLC 575 USD 956,800 USD 17.50 07/19/24 48,277
Bayer AG Morgan Stanley 200 EUR 568,600 EUR 33.50 05/17/24 3,465
BHP Group Ltd., ADR Pershing LLC 160 USD 923,040 USD 65.00 04/19/24 587
BHP Group Ltd., ADR Pershing LLC 145 USD 836,505 USD 66.00 06/21/24 6,662
BHP Group Ltd., ADR Pershing LLC 170 USD 980,730 USD 66.00 08/16/24 17,509
BP plc, ADR Pershing LLC 80 USD 301,440 USD 38.00 04/19/24 3,984
BP plc, ADR Pershing LLC 73 USD 275,064 USD 37.00 06/21/24 13,035
BP plc, ADR Pershing LLC 77 USD 290,136 USD 39.00 07/19/24 8,260
Bunge Global SA Pershing LLC 50 USD 512,600 USD 110.00 04/19/24 1,440
Bunge Global SA Pershing LLC 40 USD 410,080 USD 103.00 05/17/24 14,147
Bunge Global SA Pershing LLC 31 USD 317,812 USD 103.00 06/21/24 14,397
CF Industries Holdings Inc. Pershing LLC 10 USD 83,210 USD 85.00 05/17/24 2,779
CF Industries Holdings Inc. Pershing LLC 42 USD 349,482 USD 87.50 05/17/24 7,922
CF Industries Holdings Inc. Pershing LLC 50 USD 416,050 USD 85.00 07/19/24 24,150
CF Industries Holdings Inc. Pershing LLC 42 USD 349,482 USD 88.50 09/20/24 20,704
Chevron Corp. Pershing LLC 50 USD 788,700 USD 157.00 04/19/24 15,318
Chevron Corp. Pershing LLC 55 USD 867,570 USD 162.00 05/17/24 12,975
Chevron Corp. Pershing LLC 56 USD 883,344 USD 165.00 06/21/24 15,908
CNH Industrial NV Pershing LLC 310 USD 370,295 USD 13.00 04/19/24 12,495
CNH Industrial NV Pershing LLC 310 USD 370,295 USD 13.00 05/17/24 14,257
CNH Industrial NV Pershing LLC 325 USD 421,200 USD 13.00 06/21/24 23,686
ConocoPhillips Pershing LLC 35 USD 445,480 USD 120.00 04/19/24 27,744
ConocoPhillips Pershing LLC 33 USD 420,024 USD 122.50 06/21/24 28,276
ConocoPhillips Pershing LLC 32 USD 407,296 USD 122.00 08/16/24 34,321
Corteva Inc. Pershing LLC 120 USD 692,040 USD 60.00 04/19/24 3,989
Corteva Inc. Pershing LLC 120 USD 692,040 USD 60.00 05/17/24 17,422
Corteva Inc. Pershing LLC 145 USD 836,215 USD 60.00 06/21/24 29,335
Coterra Energy Inc. Pershing LLC 75 USD 209,100 USD 26.00 05/17/24 18,621
Coterra Energy Inc. Pershing LLC 50 USD 139,400 USD 29.00 07/19/24 5,432
Darling Ingredients Inc. Pershing LLC 70 USD 325,570 USD 50.00 06/21/24 16,326
Darling Ingredients Inc. Pershing LLC 70 USD 325,570 USD 50.00 08/16/24 23,541
Deere & Co. Pershing LLC 20 USD 821,480 USD 425.00 04/19/24 5,167
Deere & Co. Pershing LLC 24 USD 985,776 USD 410.00 06/21/24 50,524
Deere & Co. Pershing LLC 20 USD 821,480 USD 400.00 08/16/24 66,262

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Devon Energy Corp. Pershing LLC 65 USD 326,170 USD 52.50 06/21/24 $ 9,842
Diamondback Energy Inc. Pershing LLC 5 USD 99,085 USD 162.82 05/17/24 16,528
Diamondback Energy Inc. Pershing LLC 5 USD 99,085 USD 200.00 06/21/24 4,294
Diamondback Energy Inc. Pershing LLC 11 USD 217,987 USD 160.32 07/19/24 41,654
Diamondback Energy Inc. Pershing LLC 9 USD 178,353 USD 197.50 09/20/24 13,144
Dundee Precious Metals Inc. Pershing LLC 300 CAD 309,000 CAD 10.00 04/19/24 13,456
Dundee Precious Metals Inc. Pershing LLC 375 CAD 386,250 CAD 10.00 05/17/24 23,366
Dundee Precious Metals Inc. Pershing LLC 450 CAD 463,500 CAD 10.50 07/19/24 25,008
Dundee Precious Metals Inc. Pershing LLC 125 CAD 128,750 CAD 10.50 09/20/24 9,688
Elanco Animal Health Inc. Pershing LLC 135 USD 219,780 USD 20.00 06/21/24 4,706
Elanco Animal Health Inc. Pershing LLC 135 USD 219,780 USD 20.00 08/16/24 8,293
Eldorado Gold Corp. Pershing LLC 257 USD 361,599 USD 12.80 05/17/24 45,036
Eldorado Gold Corp. Pershing LLC 470 USD 661,290 USD 13.00 06/21/24 88,038
Endeavour Mining plc Pershing LLC 320 CAD 880,640 CAD 29.00 06/21/24 36,473
Endeavour Mining plc Pershing LLC 330 CAD 908,160 CAD 30.00 07/19/24 33,518
Eni SpA Morgan Stanley 20 EUR 146,480 EUR 15.20 04/19/24 648
Eni SpA Morgan Stanley 10 EUR 73,240 EUR 15.00 05/17/24 1,382
Eni SpA Morgan Stanley 15 EUR 109,860 EUR 15.20 06/21/24 1,930
EOG Resources Inc. Pershing LLC 30 USD 383,520 USD 133.50 05/17/24 6,599
EOG Resources Inc. Pershing LLC 30 USD 383,520 USD 125.00 06/21/24 23,084
EOG Resources Inc. Pershing LLC 30 USD 383,520 USD 133.00 07/19/24 13,703
EQT Corp. Pershing LLC 45 USD 166,815 USD 40.00 04/19/24 991
EQT Corp. Pershing LLC 45 USD 166,815 USD 39.00 06/21/24 6,880
Exxon Mobil Corp. Pershing LLC 5 USD 58,120 USD 105.00 04/19/24 5,791
Exxon Mobil Corp. Pershing LLC 55 USD 639,320 USD 118.00 04/19/24 6,687
Exxon Mobil Corp. Pershing LLC 61 USD 709,064 USD 120.00 04/19/24 3,789
Exxon Mobil Corp. Pershing LLC 13 USD 151,112 USD 105.00 06/21/24 16,168
Exxon Mobil Corp. Pershing LLC 108 USD 1,255,392 USD 110.00 06/21/24 91,057
Exxon Mobil Corp. Pershing LLC 121 USD 1,406,504 USD 110.00 08/16/24 114,691
FMC Corp. Pershing LLC 40 USD 254,800 USD 62.00 04/19/24 13,129
FMC Corp. Pershing LLC 40 USD 254,800 USD 62.00 05/17/24 21,474
Franco-Nevada Corp. Pershing LLC 74 USD 881,784 USD 125.00 04/19/24 10,729
Franco-Nevada Corp. Pershing LLC 80 USD 953,280 USD 125.00 05/17/24 28,236
Franco-Nevada Corp. Pershing LLC 111 USD 1,322,676 USD 127.00 06/21/24 49,551
Freeport-McMoRan Inc. Pershing LLC 265 USD 1,246,030 USD 42.50 04/19/24 122,348
Freeport-McMoRan Inc. Pershing LLC 280 USD 1,316,560 USD 47.00 06/21/24 97,864
Freeport-McMoRan Inc. Pershing LLC 250 USD 1,175,500 USD 43.20 08/16/24 165,307
Glencore plc Morgan Stanley 82 GBP 356,946 GBp 450.00 06/21/24 16,395
Gold Fields Ltd., ADR Pershing LLC 25 USD 39,725 USD 15.00 05/17/24 3,949
Gold Fields Ltd., ADR Pershing LLC 140 USD 222,460 USD 18.50 05/17/24 4,672
Gold Fields Ltd., ADR Pershing LLC 140 USD 222,460 USD 15.00 07/19/24 30,109
Gold Fields Ltd., ADR Pershing LLC 125 USD 198,625 USD 17.50 09/20/24 19,343
Halliburton Co. Pershing LLC 50 USD 197,100 USD 40.00 04/19/24 3,627
Halliburton Co. Pershing LLC 52 USD 204,984 USD 43.00 05/17/24 2,675
Halliburton Co. Pershing LLC 60 USD 236,520 USD 37.00 06/21/24 21,953
Hess Corp. Pershing LLC 8 USD 122,112 USD 150.00 04/19/24 4,462
Hess Corp. Pershing LLC 8 USD 122,112 USD 158.00 06/21/24 5,759
Hess Corp. Pershing LLC 9 USD 137,376 USD 165.00 08/16/24 6,528
K92 Mining Inc. Pershing LLC 750 CAD 472,500 CAD 7.50 04/19/24 2,697
K92 Mining Inc. Pershing LLC 750 CAD 472,500 CAD 7.75 06/21/24 9,123
K92 Mining Inc. Pershing LLC 650 CAD 409,500 CAD 7.50 08/16/24 16,234
Kinder Morgan Inc. Pershing LLC 122 USD 223,748 USD 18.00 04/19/24 6,228

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Kinder Morgan Inc. Pershing LLC 120 USD 220,080 USD 18.20 05/17/24 $ 4,668
Kinder Morgan Inc. Pershing LLC 120 USD 220,080 USD 18.00 06/21/24 8,228
Kinross Gold Corp. Pershing LLC 1,135 USD 695,755 USD 6.00 04/19/24 32,616
Kinross Gold Corp. Pershing LLC 1,048 USD 642,424 USD 6.00 06/21/24 55,408
Kinross Gold Corp. Pershing LLC 200 USD 122,600 USD 6.25 06/21/24 8,220
Kinross Gold Corp. Pershing LLC 1,160 USD 711,080 USD 6.50 08/16/24 52,576
Lundin Gold Inc. Pershing LLC 290 CAD 552,160 CAD 18.00 06/21/24 39,811
Lundin Gold Inc. Pershing LLC 290 CAD 552,160 CAD 20.00 08/16/24 29,150
Lundin Gold Inc. Pershing LLC 75 CAD 142,800 CAD 19.50 10/18/24 10,107
Marathon Oil Corp. Pershing LLC 26 USD 73,684 USD 28.00 04/19/24 2,119
Marathon Oil Corp. Pershing LLC 10 USD 28,340 USD 32.00 04/19/24 12
Marathon Oil Corp. Pershing LLC 24 USD 68,016 USD 28.00 06/21/24 4,154
Marathon Oil Corp. Pershing LLC 47 USD 133,198 USD 27.00 08/16/24 13,291
Marathon Petroleum Corp. Pershing LLC 24 USD 483,600 USD 185.00 10/18/24 69,541
Mowi ASA Morgan Stanley 250 NOK 4,973,750 NOK 210.00 06/21/24 11,138
Newmont Corp. Pershing LLC 18 USD 64,512 USD 40.00 04/19/24 352
Newmont Corp. Pershing LLC 386 USD 1,383,424 USD 43.50 04/19/24 2,472
Newmont Corp. Pershing LLC 82 USD 293,888 USD 40.00 06/21/24 8,570
Newmont Corp. Pershing LLC 322 USD 1,154,048 USD 41.50 06/21/24 24,448
Newmont Corp. Pershing LLC 386 USD 1,383,424 USD 35.00 08/16/24 142,054
Newmont Corp. Pershing LLC 18 USD 64,512 USD 40.00 08/16/24 3,100
Nutrien Ltd. Pershing LLC 130 USD 706,030 USD 65.00 05/17/24 2,404
Nutrien Ltd. Pershing LLC 130 USD 706,030 USD 60.00 06/21/24 16,062
Nutrien Ltd. Pershing LLC 130 USD 706,030 USD 61.50 07/19/24 15,696
Occidental Petroleum Corp. Pershing LLC 20 USD 129,980 USD 66.00 05/17/24 3,903
Occidental Petroleum Corp. Pershing LLC 11 USD 71,489 USD 64.00 07/19/24 4,474
Occidental Petroleum Corp. Pershing LLC 20 USD 129,980 USD 65.00 09/20/24 9,305
OceanaGold Corp. Pershing LLC 690 CAD 211,140 CAD 3.25 06/21/24 9,570
OceanaGold Corp. Pershing LLC 290 CAD 88,740 CAD 3.10 08/16/24 7,336
ONEOK Inc. Pershing LLC 85 USD 681,445 USD 71.00 04/19/24 79,467
ONEOK Inc. Pershing LLC 30 USD 240,510 USD 70.00 06/21/24 31,305
Osisko Gold Royalties Ltd. Pershing LLC 315 USD 517,230 USD 15.00 05/17/24 56,405
Osisko Gold Royalties Ltd. Pershing LLC 278 USD 456,476 USD 15.00 07/19/24 60,921
Osisko Gold Royalties Ltd. Pershing LLC 70 USD 114,940 USD 17.50 07/19/24 6,997
Osisko Gold Royalties Ltd. Pershing LLC 200 USD 328,400 USD 17.50 09/20/24 26,842
Osisko Gold Royalties Ltd. Pershing LLC 162 USD 266,004 USD 18.00 09/20/24 19,195
Osisko Mining Inc. Pershing LLC 1,130 CAD 314,140 CAD 3.10 04/19/24 2,873
Osisko Mining Inc. Pershing LLC 565 CAD 157,070 CAD 3.20 06/21/24 4,979
Pan American Silver Corp. Pershing LLC 88 USD 132,704 USD 16.00 04/19/24 2,378
Pan American Silver Corp. Pershing LLC 88 USD 132,704 USD 17.00 06/21/24 5,632
Phillips 66 Pershing LLC 19 USD 310,346 USD 130.00 07/19/24 66,837
Phillips 66 Pershing LLC 22 USD 359,348 USD 150.00 09/20/24 45,460
Pioneer Natural Resources Co. Pershing LLC 16 USD 420,000 USD 245.00 06/21/24 37,910
Pioneer Natural Resources Co. Pershing LLC 16 USD 420,000 USD 240.00 07/19/24 48,607
Rio Tinto plc, ADR Pershing LLC 150 USD 956,100 USD 75.00 05/17/24 1,968
Rio Tinto plc, ADR Pershing LLC 170 USD 1,083,580 USD 72.50 06/21/24 10,738
Rio Tinto plc, ADR Pershing LLC 85 USD 541,790 USD 70.50 07/19/24 11,184
Royal Gold Inc. Pershing LLC 45 USD 548,145 USD 130.00 05/17/24 12,128
Royal Gold Inc. Pershing LLC 48 USD 584,688 USD 120.00 07/19/24 45,349
Royal Gold Inc. Pershing LLC 53 USD 645,593 USD 125.00 09/20/24 51,190
Schlumberger NV Pershing LLC 75 USD 411,075 USD 54.00 05/17/24 20,632
Schlumberger NV Pershing LLC 80 USD 438,480 USD 57.50 06/21/24 14,310

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Schlumberger NV Pershing LLC 75 USD 411,075 USD 55.00 08/16/24 $ 29,709
Shell plc, ADR Pershing LLC 90 USD 603,360 USD 68.50 05/17/24 9,219
Shell plc, ADR Pershing LLC 120 USD 804,480 USD 64.00 07/19/24 56,423
SSR Mining Inc. Pershing LLC 470 USD 209,620 USD 15.00 04/19/24 0
Suncor Energy Inc. Pershing LLC 21 USD 77,511 USD 36.00 05/17/24 4,074
Suncor Energy Inc. Pershing LLC 12 USD 44,292 USD 38.00 05/17/24 1,109
Suncor Energy Inc. Pershing LLC 35 USD 129,185 USD 35.00 07/19/24 10,768
Suncor Energy Inc. Pershing LLC 35 USD 129,185 USD 39.00 09/20/24 5,749
The Mosaic Co. Pershing LLC 90 USD 292,140 USD 45.00 05/17/24 117
The Mosaic Co. Pershing LLC 80 USD 259,680 USD 35.00 07/19/24 11,817
The Mosaic Co. Pershing LLC 85 USD 275,910 USD 37.50 09/20/24 12,272
The Toro Co. Pershing LLC 45 USD 412,335 USD 95.00 06/21/24 16,276
The Toro Co. Pershing LLC 45 USD 412,335 USD 95.00 08/16/24 25,292
The Williams Companies Inc. Pershing LLC 77 USD 300,069 USD 36.00 04/19/24 24,044
The Williams Companies Inc. Pershing LLC 77 USD 300,069 USD 36.00 05/17/24 26,010
The Williams Companies Inc. Pershing LLC 30 USD 116,910 USD 39.00 06/21/24 3,748
TotalEnergies SE, ADR Pershing LLC 71 USD 488,693 USD 66.00 05/17/24 27,884
TotalEnergies SE, ADR Pershing LLC 71 USD 488,693 USD 70.00 06/21/24 12,854
TotalEnergies SE, ADR Pershing LLC 70 USD 481,810 USD 68.00 08/16/24 26,955
Tyson Foods Inc., Cl. A Pershing LLC 125 USD 734,125 USD 57.50 05/17/24 39,921
Tyson Foods Inc., Cl. A Pershing LLC 125 USD 734,125 USD 62.50 07/19/24 20,387
Valero Energy Corp. Pershing LLC 26 USD 443,794 USD 140.00 04/19/24 81,039
Valero Energy Corp. Pershing LLC 14 USD 238,966 USD 138.00 05/17/24 47,786
Valero Energy Corp. Pershing LLC 18 USD 307,242 USD 150.00 07/19/24 45,226
Wheaton Precious Metals Corp. Pershing LLC 310 USD 1,461,030 USD 49.00 05/17/24 45,655
Wheaton Precious Metals Corp. Pershing LLC 132 USD 622,116 USD 47.50 07/19/24 42,513
Wheaton Precious Metals Corp. Pershing LLC 235 USD 1,107,555 USD 52.50 09/20/24 52,995
Zoetis Inc. Pershing LLC 25 USD 423,025 USD 200.00 06/21/24 2,481
Zoetis Inc. Pershing LLC 18 USD 304,578 USD 210.00 06/21/24 857
TOTAL OTC CALL OPTIONS WRITTEN $ 4,433,514
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF Pershing LLC 120 USD 901,560 USD 73.00 06/21/24 $ 13,879
TOTAL OTC PUT OPTIONS WRITTEN $ 13,879
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.0)%
Archer-Daniels-Midland Co. 85 USD 533,885 USD 65.00 06/21/24 $ 18,700
Eldorado Gold Corp. 713 USD 1,003,191 USD 15.00 04/19/24 16,399
OceanaGold Corp. 1,090 CAD 333,540 CAD 3.25 04/19/24 4,024
Zoetis Inc. 55 USD 930,655 USD 210.00 04/19/24 385
Zoetis Inc. 50 USD 846,050 USD 195.00 07/19/24 11,000
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 50,508
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF 275 USD 2,596,275 USD 75.00 04/19/24 $ 15,675
Energy Select Sector SPDR ETF 275 USD 2,596,275 USD 74.00 05/17/24 7,150
Utilities Select Sector SPDR Fund 300 USD 5,628,720 USD 57.00 04/19/24 1,800
Utilities Select Sector SPDR Fund 365 USD 6,848,276 USD 60.00 06/21/24 10,950
Utilities Select Sector SPDR Fund 365 USD 6,848,276 USD 61.00 08/16/24 32,485
VanEck Agribusiness ETF 145 USD 1,089,385 USD 75.00 04/19/24 49,300
VanEck Gold Miners ETF 986 USD 3,102,252 USD 25.00 04/19/24 1,972

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
VanEck Gold Miners ETF 1,000 USD 3,146,300 USD 24.00 06/21/24 $ 12,000
VanEck Gold Miners ETF 1,000 USD 3,146,300 USD 24.00 07/19/24 13,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 144,332
TOTAL OPTIONS WRITTEN $ 4,642,233